Condensed Consolidated Statement Of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,399,499)	$ (733,211)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued and issuable for services	460,306	18,926
Non cash financing expense		49,322
Gain (loss) on fair value of derivative liability	110,449	112,565
Gain on PPP loan forgiveness	(20,832)
Amortization of debt discount	30,000	2,873
Changes in assets and liabilities
Increase (Decrease) in prepaid expenses and other current assets	(15,470)	(1,566)
Increase in accounts payable and accrued expenses	(33,380)	98,298
(Decrease) in deferred officer salary	15,833	(15,833)
Increase in Due to shareholder
Increase in Convertible interest payable	875	3,801
Increase in accrued interest payable	38,866	39,205
Net cash used in operating activities	(812,852)	(425,620)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans from related parties		(2,817)
Proceeds from sale of common stock	938,827	219,822
Proceeds from AJB Note	270,000
Repayment of AJB Note	(302,717)
Proceeds from sale of Series C Preferred stock	195,000	138,000
Proceeds from note - Barry
Change in dividends payable	8,147
Proceeds from PPP loan		20,832
Net cash provided by financing activities	1,109,257	375,837
CASH	296,405	(49,783)
CASH BEGINNING OF PERIOD	10,325	71,377
END OF PERIOD	306,730	21,594
Non-cash investing and financing activities	43,750	66,000
CASH PAID DURING THE PERIOD FOR:
Income taxes
Interest